Fair Value Measurements (Schedule Of Company's Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value [Member]
Schedule of Company's Financial Instruments
Cash and cash equivalents	$ 42.6	$ 54.1	$ 35.3
Investments and other assets	1.3	1.3	1.3
Long-term debt (including current portion)	340.3	324.4	324.5
Carrying Value [Member]
Schedule of Company's Financial Instruments
Cash and cash equivalents	42.6	54.1	35.3
Investments and other assets	1.3	1.3	1.3
Long-term debt (including current portion)	$ 314.3	$ 302.1	$ 296.4